Note 19 - Common Stock (Details Textual) - USD ($)			1 Months Ended		12 Months Ended
	Dec. 23, 2016	Dec. 14, 2016	Jan. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Proceeds from Issuance of Common Stock					$ 549,495	$ 3,168,058	$ 10,545,007
M/V RT Dagr [Member]
Shares Issued, Price Per Share	$ 2
Stock Issued During Period, Shares, Purchase of Assets	864,292
ATM Common Stock Offering [Member]
Stock Issued During Period, Shares, New Issues			301,780	978,847
Proceeds from Issuance of Common Stock			$ 600,000	$ 2,200,000
Agreement with Friends Investment Co. [Member]
Stock Issued During Period, Shares, New Issues		719,425
Proceeds from Issuance of Common Stock		$ 1,000,000
Shares Issued, Price Per Share		$ 1.39